[CHAPMAN AND CUTLER LETTERHEAD]

March 3, 2023

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re: Innovator ETFs Trust (Registration Nos. 333-146827 and 811-22135)

Ladies and Gentlemen:

On behalf of the Innovator ETFs Trust (the “Registrant”), in accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the “Securities Act”), this letter serves to certify that the most recent amendment to the Registration Statement on Form N-1A (the “Registration Statement”) of the Registrant for the below funds, each of which is a series of the Registrant, does not differ from that which would have been filed pursuant to Rule 497(c) of the Securities Act:

Innovator 20+ Year Treasury Bond 9 Buffer ETF™ – July	Innovator 20+ Year Treasury Bond 5 Floor ETF™ – Quarterly
Innovator Defined Wealth Shield ETF	Innovator Buffer Step-Up Strategy ETF
Innovator Power Buffer Step-Up Strategy ETF	Innovator Hedged TSLA Strategy ETF

Post-Effective Amendment No. 917 was filed electronically with the Securities and Exchange Commission on February 27, 2023.

If we may cooperate with you in any way in the processing of this registration statement, please telephone the undersigned at (312) 845‑3273.

Very truly yours,

Chapman and Cutler llp

By:	/s/ Walter L. Draney
Walter L. Draney